SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Compensation	$ 745,000	$ 1,094,000	$ 1,123,000
Professional fees	36,000	83,000	181,000
Warranty		0	2
Interest	211,000	1,517,000	1,603,000
Vacation	44,000	34,000	41,000
Preferred dividends	298,000	202,000	120,000
Other accrued expenses	46,000	65,000	165,000
Total	$ 1,380,000	$ 2,995,000	$ 3,235,000